Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Trade and other current payables [abstract]
Payable to equipment suppliers	$ 1,405,931		$ 1,816,555
Salaries and bonuses payable	1,002,577		829,762
Employees' compensation payable	447,303		673,387
Pension payable	16,541		16,600
Directors' remuneration payable	11,182		25,690
Interest payable	7,768		3,277
Other expense payable	905,179		1,013,168
Other payables	$ 3,796,481	$ 123,543	$ 4,378,439